Financial Risk Management - Additional Information (Detail) $ in Thousands, ₩ in Millions	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Disclosure of detailed information about financial instruments [line items]
Amounts payable, related party transactions	₩ 0		₩ 20,857
IBK KT Emerging Digital Industry Investment Fund [Member]
Disclosure of detailed information about financial instruments [line items]
Investment In Related Party	27,200
Future Innovation Private Equity Fund No.3 [Member]
Disclosure of detailed information about financial instruments [line items]
Amounts payable, related party transactions	₩ 8,109	$ 5,400